Acquisitions and disposals - Business acquisitions (Details) - Taiwan Hsinchu site business £ in Millions	Sep. 28, 2020 GBP (£)
Disclosure of detailed information about business combination [line items]
Percentage of equity interest	55.00%
Goodwill recognised as of acquisition date	£ 124